Label	Element	Value
William Blair China Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR CHINA GROWTH FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair China Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with their principal office in the People’s Republic of China (“PRC”). For the avoidance of doubt, the PRC shall include mainland China, Hong Kong and Macau but exclude Taiwan. The Fund may pursue this objective through purchases of class A‑Shares of companies listed on the Shanghai and Shenzhen Stock Exchanges, H‑Shares listed in Hong Kong, American Depositary Receipts, Global Depositary Receipts and dual listed securities.
The Fund invests primarily in a portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of companies of all sizes that the Adviser believes have above-average growth, profitability and quality characteristics. The Adviser seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development.
In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser generally seeks equity securities, including common stocks, of Chinese companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus.
As noted above, the Fund will invest in China A‑Shares. The Fund may do so through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect Programs (“Stock Connect”). Stock Connect is a securities trading and clearing program between either the Shanghai Stock Exchange (“SSE”) or Shenzhen Stock Exchange (“SZSE”), and any of the Stock Exchange of Hong Kong Limited (“SEHK”), China Securities Depository or Clearing Corporation Limited (“ChinaClear”) and Hong Kong Securities Clearing Company Limited (“HKSCC”). Stock Connect is designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle shares on each market via their local exchanges. Trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day. Accordingly, the Fund’s direct investments in China A‑Shares may be limited by such daily quotas. Investments in China A‑Shares may also be made through the use of the Investment Manager’s Qualified Foreign Institutional Investor (“QFII”) license.
THE FUND IS NON‑DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance that is generally representative of the market sectors or types of investments in which the Fund invests. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1‑800‑635‑2886.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance that is generally representative of the market sectors or types of investments in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑635‑2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblairfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s Class I shares performance has varied in each of the calendar years since the Fund commenced operations.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return13.32% (3Q24)Lowest Quarterly Return(24.07)% (3Q22)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2024).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows returns on a before‑tax and after‑tax basis for Class I shares and on a before‑tax basis for Class R6 shares. After‑tax returns for Class R6 shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns on a before‑tax and after‑tax basis for Class I shares and on a before‑tax basis for Class R6 shares. After‑tax returns for Class R6 shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
William Blair China Growth Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non‑Diversification Risk. The Fund is non‑diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

William Blair China Growth Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund’s returns will vary, and you could lose money by investing in the Fund.
William Blair China Growth Fund | Equity Funds General Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Funds General Risk. The value of equity securities the Fund holds might decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund’s share price may also decrease. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result.

William Blair China Growth Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an investment may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, recessions, inflation, rapid interest rate changes, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Events such as war, geopolitical risk, acts of terrorism, social unrest, tariffs and other restrictions on trade, natural disasters, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments could also significantly impact the Fund and its investments. The value of an investment may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Geopolitical and other events may also disrupt securities markets and adversely affect global economies and markets and thereby decrease the value of the Fund’s investments.

William Blair China Growth Fund | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. The risks of foreign investments may include less publicly available information, less stringent investor protections and disclosure standards, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, share registration and custody, less stringent or a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding or other taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. securities due to the higher custodial fees associated with foreign securities investments.

William Blair China Growth Fund | Share Ownership Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Share Ownership Concentration Risk. To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). In addition, separate accounts managed by the Adviser may invest in the Fund and, therefore, the Adviser at times may have discretionary authority over a significant portion of the assets of the Fund. In such instances, the Adviser’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance.

William Blair China Growth Fund | Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Style Risk. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

William Blair China Growth Fund | Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance.

William Blair China Growth Fund | Operational and Technology Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

William Blair China Growth Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk. The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. If a non‑U.S. currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a non‑U.S. currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

William Blair China Growth Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. Foreign investment risk is typically magnified in emerging markets, which are the less developed and developing nations.
William Blair China Growth Fund | Smaller Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Smaller Company Risk. Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell a security on short notice at a reasonable price. The securities of smaller companies may be more volatile and less liquid than securities of large capitalized companies.

William Blair China Growth Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk. Investments that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

William Blair China Growth Fund | Chinese Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Chinese Investment Risk. Because the fund focuses its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. Investing in Chinese investments involves a higher degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. The Fund’s investment exposure to China may subject the Fund, to a greater extent than if investments were made in developed countries, to the risks of adverse securities markets, exchange rates and social, political, regulatory, economic, or environmental events and natural disasters that may occur in the China region. The economy, industries, and securities and currency markets of China are particularly vulnerable to the region’s dependence on exports and international trade and increasing competition from Asia’s other low‑cost emerging economies. The imposition of tariffs or other trade barriers by the U.S. or foreign governments on exports from China may also have an adverse impact on Chinese issuers. There is also a risk that the U.S. Government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers, which may negatively affect the liquidity and price of their securities. In addition, currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries have had, and may continue to have, negative effects on the economies and securities markets of China. The government of the PRC exercises significant control over the economy in mainland China and may at any time alter or discontinue economic reforms. Hong Kong and Macau do not exercise the same level of control over their economies as does the PRC with respect to mainland China, but changes to their political and economic relationships with the PRC could adversely impact the Fund’s investments in Hong Kong and Macau.
Concerns regarding a potential trade war between China and the United States may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, all of which may have a negative impact on the Fund’s investments. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

William Blair China Growth Fund | Investing Through Stock Connect Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investing Through Stock Connect Risk. Investing in China A‑Shares through the Stock Connect program is subject to trading, clearance, settlement, and other procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to market-wide trading volume and market cap quota limitations, each of which may restrict or preclude the Fund’s ability to invest in A‑Shares through Stock Connect. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in A‑Shares. Therefore, the Fund’s investments in Stock Connect A‑Shares are generally subject to PRC securities regulations and listing rules, among other restrictions. Additionally, restrictions on the timing of permitted trading activity in A‑Shares, including the imposition of local holidays in either Hong Kong or mainland China and restrictions on purchasing and selling the same security on the same day, may subject the Fund to the risk of price fluctuations of China A‑Shares at times when the Fund is unable to add to or exit its position.

William Blair China Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.94%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	8.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	8.47%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	1,982
5 Years	rr_ExpenseExampleYear05	3,699
10 Years	rr_ExpenseExampleYear10	$ 7,365
2022	rr_AnnualReturn2022	(32.43%)
2023	rr_AnnualReturn2023	(24.28%)
2024	rr_AnnualReturn2024	10.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.07%)
1 Year	rr_AverageAnnualReturnYear01	10.34%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(16.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2021
William Blair China Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.94%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	8.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	8.45%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	1,965
5 Years	rr_ExpenseExampleYear05	3,674
10 Years	rr_ExpenseExampleYear10	$ 7,332
1 Year	rr_AverageAnnualReturnYear01	10.46%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(16.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2021
William Blair China Growth Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.98%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(16.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2021
William Blair China Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.38%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(12.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2021
William Blair China Growth Fund | MSCI China All Shares Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(7.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2021

[1]
William Blair Investment Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 0.99% and 0.94% of average daily net assets for Class I and Class R6 shares, respectively, until April 30, 2026. The Adviser may not terminate this contractual agreement prior to April 30, 2026 without the approval of the Fund’s Board of Trustees.